Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
12.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2021	2022
	$	$
Payroll and welfare payable	2,853	2,356
VAT, and other taxes payable	492	514
Payables for office supply and utilities	226	124
Payables for purchase of property and equipment	53	49
Professional service fees	963	748
Payables for share purchase consideration (Note 10)	10,000	10,000
Payables for Samsung arbitration compensation (Note 20(e))	3,749	1,958
Interest and penalty payable	1,137	159
Advance from customers	5,084	5,422
Payables to an export/import agent	924	959
Payable related to a lawsuit	2,108	1,593
Others	60	56
	27,649	23,938

Payable related to a lawsuit represented an amount due to a third-party company. The original debtor claimed that the Group has breached the previously agreed settlement agreement, and transferred the debt to the third-party company during the year ended December 31, 2021. On April 20, 2023, the Group entered into a settlement agreement with the third-party company regarding the payments. According to the agreement, the Group will settle the balance in several payments until March 2024, and part of the balance has been classified to other payables – noncurrent.

During the year ended December 31, 2022, the Group executed a settlement agreement with Samsung regarding the payments with a payment period of eighteen months beginning on July 2022.